Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 303,341	$ 491,885	$ 442,054
Restricted cash and cash equivalents	811,670	804,803	653,338
Residential loans at amortized cost, net	1,361,153	1,394,871	1,490,321
Residential loans at fair value	11,268,401	10,341,375	6,710,211
Receivables at fair value	288,829	319,195	259,009
Servicer and protective advances, net	1,595,950	1,381,434	173,047
Servicing Rights, Net	1,648,544	1,304,900	242,712
Goodwill	575,468	657,737	580,378
Intangible assets, net	112,513	122,406	144,492
Premises and equipment, net	143,592	155,847	137,785
Other assets	276,489	413,076	144,830
Total assets	18,385,950	17,387,529	10,978,177
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	622,282	494,139	260,610
Servicer payables	735,391	735,225	587,929
Servicing advance liabilities	1,040,441	971,286	100,164
Warehouse borrowings	1,151,216	1,085,563
Debt		3,357,648	1,146,249
Debt	2,269,590	2,272,085
Mortgage-backed debt	1,803,470	1,887,862	2,072,728
HMBS related obligations at fair value	9,472,666	8,652,746	5,874,552
Deferred tax liability, net	105,705	121,607	41,017
Total liabilities	17,200,761	16,220,513	10,083,249
Commitments and contingencies
Stockholders' equity:
Preferred stock value	0	0	0
Common stock value	377	374	367
Additional paid-in capital	594,285	580,572	561,963
Retained earnings	590,020	585,572	332,105
Accumulated other comprehensive income	507	498	493
Total stockholders' equity	1,185,189	1,167,016	894,928
Total liabilities and stockholders' equity	18,385,950	17,387,529	10,978,177
VIE Primary Beneficiary [Member]
ASSETS
Restricted cash and cash equivalents	71,125	59,080	59,233
Residential loans at amortized cost, net	1,339,634	1,377,711	1,475,782
Residential loans at fair value	557,786	587,265	646,498
Receivables at fair value	36,181	43,545	53,975
Servicer and protective advances, net	102,927	75,481	68,550
Other assets	45,496	56,254	63,340
Total assets	2,153,149	2,199,336	2,367,378
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	7,907	8,472	9,100
Servicing advance liabilities	101,323	67,905	64,552
Mortgage-backed debt	1,803,470	1,887,862	2,072,728
Total liabilities	$ 1,912,700	$ 1,964,239	$ 2,146,380